PRC NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Convertible Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the 4.75% convertible senior notes during the years ended December 31, 2009, 2010 and 2011, respectively:

	December 31, 2009	December 31, 2010	December 31, 2011
Contractual interest incurred	19,000	18,925	6,551
Amortization of debt issuance costs	3,499	3,764	2,196
Amortization of debt discount	5,957	6,409	1,795

Total interest incurred	28,456	29,098	10,542

Effective interest rate of the liability component	7.64%	7.64%	10.37%

Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the Senior Notes during the year ended December 31, 2011:

December 31, 2011
Contractual interest incurred	20,893
Amortization of debt issuance costs	1,427
Amortization of debt discount	38

Total interest incurred	22,358

Effective interest rate of the Senior Notes	11.35%

Notes Payable
Interest Expense Recognized

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the year ended December 31, 2011:

Year ended December 31, 2011
Contractual interest incurred	324
Amortization of debt issuance costs	14

Total interest incurred	338

Effective interest rate of the Long-term PRC Notes	6.94%